Bank Loans (Details) - Schedule of bank loans - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of bank loans [Abstract]
Car loans – current portion	$ 37,122	$ 43,902
Car loans – non-current portion	$ 6,292	$ 36,511